Regulatory Requirements And Capital Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends payable	$ 18,200
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash balance	$ 46,672	$ 12,521